Investment Objectives and Goals	Aug. 31, 2025
BNY Mellon Small Cap Multi-Strategy Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks capital appreciation.
BNY Mellon International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
BNY Mellon Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
BNY Mellon Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and current income).
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of income exempt from federal and Massachusetts state income taxes as is consistent with the preservation of capital.
BNY Mellon Asset Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term growth of principal in conjunction with current income.